Note 8 - Deposits (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Time Deposits, at or Above FDIC Insurance Limit	$ 9,552,000	$ 11,170,000
Interest Expense, Time Deposits, Above FDIC Insurance Limit	120,000	111,000
Interest Expense, Time Deposits, $100,000 or More			$ 31,000
Time Deposits, Total	180,675,000
Time Deposit Maturities, Next Twelve Months	115,936,000
Time Deposit Maturities, Year Two	40,502,000
Time Deposit Maturities, Year Three	11,563,000
Time Deposit Maturities, Year Four	11,822,000
Time Deposit Maturities, Year Five	725,000
Time Deposit Maturities, after Year Five	127,000
Related Party Deposit Liabilities	$ 5,457,000	$ 3,991,000